Financial Instruments (Details) - Schedule of Fair Value Hierarchy - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Swap Contracts [Member]
Schedule of Fair Value Hierarchy [Abstract]
Fair values hierarchy value	€ 882	€ 1,071
Valuation techniques for determining fair value	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Swap Contracts [Member] | Level 1 [Member]
Schedule of Fair Value Hierarchy [Abstract]
Fair values hierarchy value
Swap Contracts [Member] | Level 2 [Member]
Schedule of Fair Value Hierarchy [Abstract]
Fair values hierarchy value	882	1,071
Swap Contracts [Member] | Level 3 [Member]
Schedule of Fair Value Hierarchy [Abstract]
Fair values hierarchy value
Forward contracts [Member]
Schedule of Fair Value Hierarchy [Abstract]
Fair values hierarchy value		199
Valuation techniques for determining fair value	Fair value is measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Forward contracts [Member] | Level 1 [Member]
Schedule of Fair Value Hierarchy [Abstract]
Fair values hierarchy value
Forward contracts [Member] | Level 2 [Member]
Schedule of Fair Value Hierarchy [Abstract]
Fair values hierarchy value		199
Forward contracts [Member] | Level 3 [Member]
Schedule of Fair Value Hierarchy [Abstract]
Fair values hierarchy value
Financial power swap [Member]
Schedule of Fair Value Hierarchy [Abstract]
Fair values hierarchy value	€ 5,698	13,772
Valuation techniques for determining fair value	Fair value is measured by discounting the future fixed and assessed cash flows over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.
Financial power swap [Member] | Level 1 [Member]
Schedule of Fair Value Hierarchy [Abstract]
Fair values hierarchy value
Financial power swap [Member] | Level 2 [Member]
Schedule of Fair Value Hierarchy [Abstract]
Fair values hierarchy value
Financial power swap [Member] | Level 3 [Member]
Schedule of Fair Value Hierarchy [Abstract]
Fair values hierarchy value	€ 5,698	€ 13,772